LIFECYCLE FUNDS
OF THE TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

SUPPLEMENT NO. 1
dated March 31, 2006 to the Prospectus dated February 1, 2006

The portfolio management team of the Lifecycle Funds is changing. The following supplements the disclosure under “Management of the Lifecycle Funds” in the Prospectus:

Beginning March 31, 2006, Hans Erickson, John Cunniff and Pablo Mitchell will become new members of the portfolio management team responsible for the day-to-day management of the Lifecycle Funds. Stephen MacDonald will remain as a manager of the Lifecycle Funds. Scott Budde will no longer be a member of the portfolio management team for the Lifecycle Funds.

The following information replaces the portfolio manager chart for the Lifecycle Funds included in the February 1, 2006 Prospectus.

				Total Years/Months
				Experience

		Portfolio Role/
		Coverage/
		Expertise/	Experience Over	At		On
Name	Title	Specialty	Past Five Years	TIAA	Total	Team

Hans L. Erickson,	Managing	Asset Allocation	Teachers Advisors, Inc.,	10.0	17.9	0.0
CFA	Director		TIAA and its affiliates -
			1996 to Present

Stephen MacDonald,	Director	Asset Allocation	Teachers Advisors, Inc.,	8.1	8.1	1.4
CFA			TIAA and its affiliates -
			1998 to Present

John M. Cunniff,	Director	Asset Allocation	Teachers Advisors, Inc.,	0.1	13.9	0.0
CFA			TIAA and its affiliates -
			2006 to Present, Morgan
			Stanley Investment
			Management - 2001
			to 2006

Pablo Mitchell	Associate	Asset Allocation	Teachers Advisors, Inc.,	1.3	2.9	0.0
			TIAA and its affiliates -
			2004 to Present, Thomson
			Vestek - 2002 to 2003

41665-1
A11152 (3/06)

LIFECYCLE FUNDS
OF THE TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

SUPPLEMENT NO. 1
dated March 31, 2006 to the Statement of Additional Information (SAI)
dated February 1, 2006

The portfolio management team of the Lifecycle Funds is changing. The following supplements the disclosure under “Additional Information Regarding Portfolio Managers” in the SAI:

Beginning March 31, 2006, Hans Erickson, John Cunniff and Pablo Mitchell will become new members of the portfolio management team responsible for the day-to-day management of the Lifecycle Funds. Stephen MacDonald will remain as a manager of the Lifecycle Funds. Scott Budde will no longer be a member of the portfolio management team for the Lifecycle Funds.

The following information replaces the portfolio manager chart for the Lifecycle Funds included in the February 1, 2006 SAI.

	Number of Other Accounts		Total Assets In Accounts
	Managed*		Managed (millions)**

		Other		Other
	Registered	Pooled	Registered	Pooled	Dollar Range of
	Investment	Investment	Investment	Investment	Equity Securities
Name of Portfolio Manager	Companies	Vehicles	Companies	Vehicles	Owned in Funds**

Hans L. Erickson, CFA	3	0	$120,552	$0	$0

Stephen MacDonald, CFA***	1	0	$525	$0	$50,001-100,000
					(in 2035 Fund)

John M. Cunniff, CFA	2	0	$607	$0	$0

Pablo Mitchell	3	0	$13,634	$0	$0

*	Not including the seven Lifecycle Funds. Information is provided as of March 31, 2006, except as otherwise noted.

**	Information is provided as of February 28, 2006, except as otherwise noted.

***	Information is provided as of the Lifecycle Funds’ fiscal year end, September 30, 2005.

The following replaces the paragraph of the disclosure entitled “Aggregation and Allocation of Transactions” under “Potential Conflicts of Interest of Advisors and Portfolio Managers” in the SAI:

Aggregation and Allocation of Transactions. Advisors may, on occasion, aggregate or “bunch” orders of the Underlying Funds and its other client accounts, and orders of its affiliated investment adviser, TIAA-CREF Investment Management, LLC, in each case consistent with Advisors’ policy to seek best execution for all orders. Advisors may also, on occasion, aggregate or “bunch” orders of TIAA pursuant to Advisors’ aggregation and allocation of orders policies. Advisors has adopted procedures to ensure that the Underlying Funds are afforded equal opportunity with Advisors’ other clients or clients of its affiliates to receive investment allocations and that such allocations are provided to the Underlying Funds and Advisors’ other client accounts or clients of its affiliates in a manner that is consistent with Advisors’ fiduciary obligations.

A11153 (3/06)